CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (RUB) In Millions, except Share data in Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
NET OPERATING REVENUES
Services revenue and connection fees (including related party amounts of 1,372 and 1,113 and 492, respectively)	381,822	371,950	349,338
Sales of handsets and accessories	28,936	26,493	28,902
Total net operating revenues	410,758	398,443	378,240
OPERATING EXPENSES
Cost of services, excluding depreciation and amortization shown separately below (including related party amounts of 1,985 and 1,186 and 692, respectively)	89,589	83,777	83,051
Cost of handsets and accessories	25,093	22,636	25,042
General and administrative expenses (including related party amounts of 2,096 and 2,047 and 2,097, respectively)	90,971	85,458	77,977
Allowance for doubtful accounts	3,266	3,106	2,606
Sales and marketing expenses (including related party amounts of 1,632 and 1,853 and 1,941, respectively)	21,908	22,861	21,667
Depreciation and amortization expense	74,710	73,253	67,910
Other operating expense / (income) (including related party amounts of (635) and 370 and (116), respectively	4,468	5,594	6,193
Provision for investment in Delta Bank in Ukraine	5,138
Gain from reentrance into Uzbekistan	(6,734)
Net operating income	102,349	101,758	93,794
CURRENCY EXCHANGE AND TRANSACTION LOSS / (GAIN)	(18,024)	(5,473)	3,952
OTHER EXPENSES / (INCOME)
Interest income (including related party amounts of 654 and 742 and 172, respectively)	(4,519)	(2,793)	(2,588)
Interest expense, net of capitalized interest (including related party amounts of 41 and nil and 367, respectively)	16,453	15,498	17,673
Equity in net loss / (income) of associates	2,880	(2,472)	(869)
Other expenses / (income), net (including gain of (11,087) related to Bitel settlement in 2013	771	(10,636)	688
Total other expenses / (income), net	15,585	(403)	14,904
Income from continuing operations before provision for income taxes	68,740	96,688	82,842
PROVISION FOR INCOME TAXES	16,347	19,633	19,384
NET INCOME FROM CONTINUING OPERATIONS	52,393	77,055	63,458
NET INCOME / (LOSS) FROM DISCONTINUED OPERATIONS		3,733	(32,846)
NET INCOME	52,393	80,788	30,612
LESS: NET INCOME ATTRIBUTABLE TO THE NONCONTROLLING INTEREST	(571)	(949)	(970)
NET INCOME ATTRIBUTABLE TO THE GROUP	51,822	79,839	29,642
OTHER COMPREHENSIVE INCOME / (LOSS), NET OF TAX
Currency translation adjustment	8,925	(2,877)	(2,211)
Unrealized gain on derivatives, net of tax of (700) and (361) and (64)	2,801	1,445	255
Unrecognized actuarial gain / (loss), net of tax of (4) and (46) and 38	14	185	(152)
Other comprehensive income / (loss), net of tax	11,740	(1,247)	(2,108)
TOTAL COMPREHENSIVE INCOME	64,133	79,541	28,504
LESS: TOTAL COMPREHENSIVE INCOME ATTRIBUTABLE TO THE NONCONTROLLING INTEREST	(3,575)	(1,056)	(772)
TOTAL COMPREHENSIVE INCOME ATTRIBUTABLE TO THE GROUP	60,558	78,485	27,732
Weighted average number of common shares outstanding, in thousands - basic and diluted	1,988,757	1,988,849	1,988,919
Earnings per share attributable to the Group - basic and diluted, RUB
EPS from continuing operations	26.06	38.27	31.42
EPS from discontinued operations		1.88	(16.51)
Total EPS	26.06	40.14	14.90